UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Cantor Weiss & Wurm Asset Mgt. Co., Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               7/26/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          104

Form 13F Information Table Value Total:  $   137,750
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     4441    51170 SH       SOLE                                      51170
ABBOTT LABS COM                COM              002824100      326     6091 SH       SOLE                                       6091
AIR PRODUCTS & CHEMS INC       COM              009158106      257     3200 SH       SOLE                                       3200
AMDOCS LTD SHS                 COM              G02602103     2371    59550 SH       SOLE                                      59550
AMERICAN SUPERCONDUC TOR CORP  COM              030111108      813    42100 SH       SOLE                                      42100
AT&T INC COM                   COM              00206R102      211     5089 SH       SOLE                                       5089
AUTOMATIC DATA PROCESSING INC  COM              053015103      485    10000 SH       SOLE                                      10000
BARRICK GOLD CORP COM ISIN#CA0 COM              067901108     1710    58714 SH       SOLE                                      58714
BEST BUY COMPANY INC           COM              086516101     2642    56610 SH       SOLE                                      56610
BHP BILLITON LTD SPONSORED ADR COM              088606108     3709    62075 SH       SOLE                                      62075
CAMECO CORP COM ISIN#CA13321L1 COM              13321L108     1008    19850 SH       SOLE                                      19850
CANADIAN OIL SANDS TR NEW UNIT COM              13642L100      523    16900 SH       SOLE                                      16900
CAPITAL GOLD CORP COM          COM              14018Y106      109   282125 SH       SOLE                                     282125
CATERPILLAR INC                COM              149123101     2422    30934 SH       SOLE                                      30934
CEDAR FAIR, L.P.DEP UNIT       COM              150185106     2290    81135 SH       SOLE                                      81135
CHESAPEAKE ENERGY CORP         COM              165167107     2938    84900 SH       SOLE                                      84900
CHEVRON CORP COM               COM              166764100     2915    34604 SH       SOLE                                      34604
CIMAREX ENERGY CO COM          COM              171798101      368     9350 SH       SOLE                                       9350
CISCO SYSTEMS INC              COM              17275R102     2418    86819 SH       SOLE                                      86819
CITIGROUP INC COM              COM              172967101     2890    56338 SH       SOLE                                      56338
COEUR D ALENE MINES CORP IDAHO COM              192108108      175    48700 SH       SOLE                                      48700
COLDWATER CREEK INC COM        COM              193068103      408    17546 SH       SOLE                                      17546
CONOCOPHILLIPS COM             COM              20825C104      666     8488 SH       SOLE                                       8488
DEVON ENERGY CORP NEW COM      COM              25179M103      691     8832 SH       SOLE                                       8832
EBAY INC COM                   COM              278642103     2575    80018 SH       SOLE                                      80018
ENERGY PARTNERS LTD COM        COM              29270U105      282    16900 SH       SOLE                                      16900
ENTERPRISE PRODS PARTNERS L P  COM              293792107     2470    77635 SH       SOLE                                      77635
ESAT INC COM CHARTER REVOKED 7 COM              296054109        0   200000 SH       SOLE                                     200000
EXXON MOBIL CORP COM           COM              30231G102     4915    58595 SH       SOLE                                      58595
FIFTH THIRD BANCORP            COM              316773100      298     7500 SH       SOLE                                       7500
FPL GROUP INC                  COM              302571104      391     6898 SH       SOLE                                       6898
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     3836    46316 SH       SOLE                                      46316
FUELCELL ENERGY INC COM        COM              35952H106      222    28000 SH       SOLE                                      28000
GENERAL ELECTRIC CO COM        COM              369604103     6213   162308 SH       SOLE                                     162308
GENERAL MILLS INC COM          COM              370334104     2487    42575 SH       SOLE                                      42575
GLOBAL INDUSTRIES LTD          COM              379336100     2768   103200 SH       SOLE                                     103200
HALLIBURTON CO COM             COM              406216101      496    14375 SH       SOLE                                      14375
INERGY LP UNIT LTD PARTNERSHIP COM              456615103      220     6070 SH       SOLE                                       6070
INTL RECTIFIER CORP DEL        COM              460254105      706    18950 SH       SOLE                                      18950
ISHARES DOW JONES U S CONSUMER COM              464287812      384     6155 SH       SOLE                                       6155
ISHARES TR DOW JONES US FINL S COM              464287788      267     2320 SH       SOLE                                       2320
JOHNSON & JOHNSON COM          COM              478160104     3665    59478 SH       SOLE                                      59478
JP MORGAN CHASE & CO           COM              46625H100     2379    49095 SH       SOLE                                      49095
K SEA TRASN PARTNERS L P COM   COM              48268Y101      367     7780 SH       SOLE                                       7780
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2973    53869 SH       SOLE                                      53869
KINROSS GOLD CORP COM NO PAR I COM              496902404     3386   290660 SH       SOLE                                     290660
KONINKLIJKE PHILIPS ELECTRS N  COM              500472303      213     5041 SH       SOLE                                       5041
LEVCOR INTL INC COM            COM              52729D102      358  1191702 SH       SOLE                                    1191702
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      804    17250 SH       SOLE                                      17250
MICROSOFT CORP COM             COM              594918104     2597    88136 SH       SOLE                                      88136
MONSTER WORLDWIDE INC COM      COM              611742107      205     5000 SH       SOLE                                       5000
NATIONAL OILWELL VARCO INC     COM              637071101     1256    12050 SH       SOLE                                      12050
NATURAL RESOURCES PARTNERS LP  COM              63900P103     3319    87240 SH       SOLE                                      87240
NEW YORK CMNTY BANCORP INC COM COM              649445103     1584    93050 SH       SOLE                                      93050
NOKIA CORP SPONSORED ADR       COM              654902204     3204   113997 SH       SOLE                                     113997
OCEANEERING INTL INC           COM              675232102     1305    24800 SH       SOLE                                      24800
OIL SERVICE HOLDRS TR OIL SERV COM              678002106      719     4120 SH       SOLE                                       4120
ONEOK PARTNERS L P UNIT LTD PA COM              68268N103     1592    23265 SH       SOLE                                      23265
PEPSICO INC                    COM              713448108      255     3926 SH       SOLE                                       3926
PFIZER INC COM                 COM              717081103      619    24190 SH       SOLE                                      24190
PITNEY BOWES INC               COM              724479100      268     5721 SH       SOLE                                       5721
POWERSHARES QQQ TR UNIT SER 1  COM              73935A104      355     7465 SH       SOLE                                       7465
PRECISION DRILLING TR TR UNIT  COM              740215108     3384   138405 SH       SOLE                                     138405
PRO NET LINK CORP CHARTER REVO COM              74266F100        0    21000 SH       SOLE                                      21000
PROCTER & GAMBLE CO            COM              742718109     3113    50872 SH       SOLE                                      50872
RED REEF LABORATORIES INTL INC COM              75686N201        2   180000 SH       SOLE                                     180000
ROCHESTER LIMITED TERM NEW YOR COM              771740107       54    15942 SH       SOLE                                      15942
ROWAN COS INC                  COM              779382100     1729    42200 SH       SOLE                                      42200
RSTK LEVCOR INTL INC           COM              52729D953        0   416686 SH       SOLE                                     416686
SATCON TECHNOLOGY CORP         COM              803893106       83    69000 SH       SOLE                                      69000
SCANA CORP NEW                 COM              80589M102      804    21000 SH       SOLE                                      21000
SCHERING PLOUGH CORP COM       COM              806605101      305    10024 SH       SOLE                                      10024
SCHLUMBERGER LTD COM ISIN#AN80 COM              806857108     1235    14536 SH       SOLE                                      14536
SEAGATE TECHNOLOGY SHS ISIN#KY COM              G7945J104     2045    93920 SH       SOLE                                      93920
SECTOR SPDR TR SHS BEN INT IND COM              81369Y704      455    11665 SH       SOLE                                      11665
SELECT SECTOR SPDR FD HEALTH C COM              81369Y209      650    18410 SH       SOLE                                      18410
SLM CORP COM                   COM              78442P106     1152    20000 SH       SOLE                                      20000
SMITH INTL INC (DE)            COM              832110100     1158    19750 SH       SOLE                                      19750
SONIC FDRY INC COM             COM              83545R108       34    15400 SH       SOLE                                      15400
SPDR S&P METALS & MNG ETF      COM              86330E646      506     8095 SH       SOLE                                       8095
TEEKAY CORP SHS                COM              Y8564W103      261     4500 SH       SOLE                                       4500
TELECOM HOLDERS TR DEPOSITARY  COM              87927P200      441    10870 SH       SOLE                                      10870
TITANIUM METALS CORP COM NEW   COM              888339207      478    15000 SH       SOLE                                      15000
TMM INC COM                    COM              87258Q108       12  1000000 SH       SOLE                                    1000000
UNITEDHEALTH GROUP INC COM     COM              91324P102     2170    42429 SH       SOLE                                      42429
VALERO ENERGY CORPORATION      COM              91913Y100      548     7425 SH       SOLE                                       7425
VERIZON COMMUNICATIONS COM     COM              92343V104     3206    77870 SH       SOLE                                      77870
WALGREEN CO                    COM              931422109     2829    64970 SH       SOLE                                      64970
WATAIRE INTL INC COM           COM              941092108        4    15000 SH       SOLE                                      15000
WEATHERFORD INTL LTD BERMUDA C COM              G95089101     3955    71588 SH       SOLE                                      71588
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
XANTREX TECHNOLOGY INC         COM              98389A102      676    66450 SH       SOLE                                      66450
ZOLTEK COMPANIES INC           COM              98975W104      667    16050 SH       SOLE                                      16050
ING GROEP N V PERPETUAL DEBT S PFD              456837400      982    41350 SH       SOLE                                      41350
RSTK LEVCOR INTL SER A PFD STK PFD              52729D904        0  4529833 SH       SOLE                                    4529833
CHESAPEAKE ENERGY CORP CORP 6. CP               165167818      312     1085 SH       SOLE                                       1085
ENTERGY CORP NEW EQUITY UNIT   CP               29364G202     2686    40825 SH       SOLE                                      40825
LEHMAN BROTHERS HLDGS INC PREM CP               524908563     1139    42095 SH       SOLE                                      42095
SCHERING PLOUGH CORP MANDATORY CP               806605606     2382    34625 SH       SOLE                                      34625
SIX FLAGS INC PFD INCOME EQUIT CP               83001P505      955    39875 SH       SOLE                                      39875
FRANKLIN NEW YORK TAX-FREE INC MF               354130106      177 15219.3600SH      SOLE                                 15219.3600
NUVEEN NEW YORK INVESTMENT QUA MF               67062X101      168 12372.0000SH      SOLE                                 12372.0000
NUVEEN NEW YORK MUNICIPAL VALU MF               67062M105       94 10000.0000SH      SOLE                                 10000.0000
ROCHESTER LIMITED TERM NEW YOR MF               771740404      160 47623.9500SH      SOLE                                 47623.9500